Significant Accounting Policies (Details) - USD ($)						3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 02, 2022	Sep. 15, 2022	Sep. 09, 2022	Jun. 28, 2021	Jun. 15, 2021	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 06, 2022	Sep. 07, 2022	Jan. 08, 2021
Cash equivalents											$ 0	$ 0	$ 0
Shares outstanding												7,314,578	7,314,578
Statutory tax rate (as a percent)											21.00%		21.00%
Anti-dilutive securities attributable to warrants (in shares)											9,691,497		12,737,670
Common stock, shares outstanding											16,041,464	24,566,386	24,566,386	16,041,464
Share Price														$ 0.145
Proceeds from issuance of private placement											$ 4,920,826
Redeemable convertible preferred stock, par value (in dollars per share)												$ 0.0001	$ 0.0001
Series A
Common stock, shares outstanding												20,179,645	20,179,645
Class B Common Stock
Common stock, shares outstanding												1,673,092	1,673,092
CIK0001848000_LAKESHORE ACQUISITION I CORP
Cash equivalents						$ 0			$ 0			$ 0	$ 0
Interest income earned on the Trust Account						$ 207,698	$ 705		287,029	$ 811		1,966
Cash receipt									$ 357,610	$ 54,670,000		$ 54,670,000
Shares outstanding						2,860,883			2,860,883			5,467,000	5,467,000
Temporary equity redemption price per share												$ 10.00	$ 10.00
Total redemption value	$ 24,369,280	$ 26,172,069	$ 26,172,069					$ (52,251,672)				$ (52,251,672)
Public shares redeemed	2,380,246	2,606,117	2,606,117
Deferred underwriting fee payable						$ 1,862,538			$ 1,862,538			1,862,538	$ 1,862,538
Underwriting fees						1,366,750			1,366,750			1,366,750	1,366,750
Other offering costs						495,788			495,788			495,788	495,788
Allocation of offering costs to ordinary shares subject to redemption												1,780,148
Other current assets						135,000			135,000
Cash, FDIC Insured Amount												250,000	250,000
Unrecognized tax benefits						0			0			0	0
Deferred tax assets						0			0			0	$ 0
Redemption price per share					$ 10.00
Accretion of carrying value to redemption value					$ 4,198,476							$ 4,198,476
Assets held in trust						$ 29,144,536			$ 29,144,536						$ 357,610
Common stock, shares outstanding	2,109,062					1,628,425			1,628,425			1,628,425	1,628,425		2,860,883
Share Price		$ 0.125			$ 0.125										$ 0.125
Shares that are no longer subject to forfeiture				116,750
Dissolution in the event of liquidation									$ 50,000
Redeemable convertible preferred stock, par value (in dollars per share)						$ 10.18			$ 10.18			$ 10.00	$ 10.00
CIK0001848000_LAKESHORE ACQUISITION I CORP | Public shares
Total redemption value									$ 26,172,069
Public shares redeemed									2,606,117
Allocation of offering costs to ordinary shares subject to redemption									$ 1,780,148			$ 1,780,148
CIK0001848000_LAKESHORE ACQUISITION I CORP | ProSomnus
Other current assets						$ 135,000			135,000
Convertible notes investors						$ 135,000			135,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Public Warrants
Allocation of offering costs to ordinary shares subject to redemption									$ 82,390			$ 82,390
CIK0001848000_LAKESHORE ACQUISITION I CORP | Series A
Share Price																$ 0.017
CIK0001848000_LAKESHORE ACQUISITION I CORP | Ordinary shares not subject to possible redemption
Shares outstanding						2,860,883			2,860,883			5,467,000	5,467,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Ordinary shares not subject to possible redemption | Public shares
Shares outstanding						2,860,883			2,860,883
Share Price						$ 0.125			$ 0.125